Note 8 - Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts Receivable [Member]
Notes to Financial Statements
Accounts and Nontrade Receivable [Text Block]

Note 7. Accounts Receivable

              At March 31, 2024 and December 31, 2023, accounts receivable consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Gross accounts receivable – trade	$13,202	$9,195
Less: allowance for doubtful accounts	(274)	(272)
Accounts receivable – trade, net	$12,928	$8,923

The Company increased the allowance for credit losses in the amount of approximately $2,000 and $0 for the three months ended March 31, 2024 and 2023, respectively.

Accounts receivable – trade, net for the Company as of January 1, 2023 and  March 31, 2023 were approximately $0.4 million and $1.0 million, respectively.

Note 8. Accounts Receivable

At December 31, 2023 and 2022, accounts receivable consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
Gross accounts receivable – trade	$9,195	$384
Less: allowance for doubtful accounts	(272)	—
Accounts receivable – trade, net	$8,923	$384

Bad debt expense was approximately $47,000 and $0 for the twelve months ended December 31, 2023 and 2022, respectively.

The increase in accounts receivable was attributable to the consolidation of Progressive Care at July 1, 2023.